STOCK OPTION PLAN	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
STOCK OPTION PLAN [Text Block]

NOTE 14– STOCK OPTION PLAN

On April 1, 2010, the Company granted a newly appointed executive officer, Dr. Kornotzki, a 5-year option to purchase 200,000 shares of the Company’s common stock. According to the stock option agreement, the option has a per share exercise price equal to $6.00 on a cash exercise basis. Half of the options are immediately exercisable and one-fourth will vest on each anniversary date of the grant over the next two years.

The Company uses the Black-Scholes option-pricing model to estimate the fair value of its stock options. The fair value of options was estimated on the date of grant. Valuation assumptions used in the Black-Scholes option-pricing model for options issued include (1) discount rate of 1.63% based upon United States Treasury yields in effect at the time of the grant, (2) expected term of 2.875 years based upon simplified calculations due to the limited period of time the Company’s equity shares have been publicly traded, (3) expected volatility of 88%, and (4) zero expected dividends. The calculated fair value of the grant at grant date was $664,328. During 2011, $20,761 was recorded as stock option expense. On July 15, 2011, the Dr. Kornotzki resigned as our CFO and director. He did not exercise any of his options within six months after the resignation. The exercisable and vested options are considered expired and no longer exercisable. None of the unvested stock option expense was recognized.

NOTE 15– STOCK OPTION PLAN

On April 1, 2010, the Company granted a newly appointed executive officer a 5-year option to purchase 200,000 shares of the Company’s common stock. According to the stock option agreement, the option has a per share exercise price equal to $6.00, the fair market value of the stock on the date of grant. Half of the options are immediately exercisable and one-fourth will vest on each anniversary date of the grant over the next two years.

The Company uses the Black-Scholes option-pricing model to estimate the fair value of its stock options. The fair value of options was estimated on the date of grant. Valuation assumptions used in the Black-Scholes option-pricing model for options issued include (1) discount rate of 1.63% based upon United States Treasury yields in effect at the time of the grant, (2) expected term of 2.875 years based upon simplified calculations due to the limited period of time the Company’s equity shares have been publicly traded, (3) expected volatility of 88%, and (4) zero expected dividends. The calculated fair value of the grant at grant date was $664,328.

On July 15, 2011, the executive officer covered by this stock option agreement Dr. Kornotzki resigned as our CFO and director. He did not exercise any of his options within nine months after the resignation. The exercisable and vested options are considered expired and no longer exercisable. And none of the unvested stock option expense was recognized.

On January 1, 2012, the Company granted a newly appointed executive officer a 3-year option to purchase 300,000 shares of the Company’s common stock. According to the stock option agreement, the option has a per share exercise price equal to $0.13 on a cash exercise basis. Half of the options are immediately exercisable and the other half options will vest on December 31, 2012.

On January 11, 2012, the Company granted three newly appointed board directors a 3-year option to purchase 100,000 shares of the Company’s common stock. According to the stock option agreement, the option has a per share exercise price equal to $0.70 on a cash exercise basis. Half of the options are immediately exercisable and the other half options will vest on December 31, 2012.

In April 2012, the 300,000 stock options issued to executive officer and 30,000 stock options issued to an independent director were cancelled.

On May 4, 2012, the Company granted one newly appointed board director a 3-year option to purchase 30,000 shares of the Company’s common stock. According to the stock option agreement, the option has a per share exercise price equal to $0.82 on a cash exercise basis. Half of the options are immediately exercisable and the other half options will vest on December 31, 2012.

The fair value of options was estimated on the date of grant. The calculated fair value of the grant to executive officer at grant date was $171,533 and the calculated fair value of the grant to board directors in January 2012 at grant date was $21,367 using Black-Scholes option-pricing model. Valuation assumptions used in the Black-Scholes option-pricing model for options issued include (1) discount rate of 1.486% based upon China Sovereign Bonds yields in effect at the time of the grant, (2) expected term of 3 years according to the option plan, (3) expected volatility of 55.0%, and (4) zero expected dividends. The calculated fair value of the grant to board director in May 2012 at grant date was $11,100 using Black-Scholes option-pricing model. Valuation assumptions used in the Black-Scholes option-pricing model for options issued include (1) discount rate of 1.486% based upon China Sovereign Bonds yields in effect at the time of the grant, (2) expected term of 3 years based according to the option plan, (3) expected volatility of 55.1%, and (4) zero expected dividends.

During nine months period ended September 30, 2012 and 2011, the stock option expense plus the replacement award expenses recognized was $226,486 and $145,322 respectively. During three months period ended September 30, 2012 and 2011, the stock option expense recognized was $3,951 and $93, respectively.